LAZARD
     Retirement Series

         ANNUAL REPORT
     December 31, 1999

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LAZARD RETIREMENT SERIES, INC.

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BOARD OF DIRECTORS
------------------

JOHN J. BURKE                RETIRED; FORMER VICE CHAIRMAN AND DIRECTOR, MONTANA
                             POWER COMPANY

KENNETH S. DAVIDSON          MANAGING PARTNER, DAVIDSON CAPITAL MANAGEMENT
                             CORPORATION

NORMAN EIG                   VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES
                             & CO. LLC

CARL FRISCHLING              SENIOR PARTNER, KRAMER LEVIN NAFTALIS & FRANKEL LLP

HERBERT W. GULLQUIST         VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES
                             & CO. LLC; CHIEF INVESTMENT OFFICER, LAZARD ASSET
                             MANAGEMENT

WILLIAM KATZ                 PRESIDENT AND CHIEF OPERATING OFFICER, BBDO
                             WORLDWIDE NETWORK

LESTER Z. LIEBERMAN          PRIVATE INVESTOR

RICHARD REISS, JR.           MANAGING PARTNER, GEORGICA ADVISERS LLC

JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY

OFFICERS
--------

NORMAN EIG                   CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST         PRESIDENT

WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY

JAMES GIALLANZA              TREASURER

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LAZARD RETIREMENT SERIES, INC.

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TABLE OF CONTENTS

Overview ....................................................................  2

Growth Charts ...............................................................  3

Performance Table ...........................................................  5

Portfolio of Investments

  Lazard Retirement Equity Portfolio ........................................  6

  Lazard Retirement Small Cap Portfolio .....................................  7

  Lazard Retirement International Equity Portfolio ..........................  9

  Lazard Retirement Emerging Markets Portfolio .............................. 11

  Notes to Portfolios of Investments ........................................ 13

Statements of

  Assets and Liabilities .................................................... 15

  Operations ................................................................ 16

  Changes in Net Assets ..................................................... 17

Financial Highlights ........................................................ 21

Notes to Financial Highlights ............................................... 23

Notes to Financial Statements ............................................... 24

Report of Independent Auditors .............................................. 28

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LAZARD RETIREMENT SERIES, INC.

OVERVIEW
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The extraordinary performance of global markets throughout 1999 may have masked a less appealing feature of the "new economy". As technology continued to impact the economy, a dual system emerged, in which technology and tech-related companies enjoyed phenomenal performance, and more traditional companies with higher earnings suffered paradoxically lower valuations. But while technology stock outperformance may be the most conspicuous feature of today's economy, it is hardly the most enduring. With the effects of technology only beginning to penetrate the overall economy, the new economy's real impact will be the long-term benefits of technological integration within the most traditional companies. Through business-to-business e-commerce, the Internet has already made some of the largest, most traditional U.S. companies radically more efficient, thereby heightening productivity.

This transitional stage of the new economy--during which traditional companies see their valuations fall as they implement the Internet and other technological developments into their operations--has created a challenging environment for many investors. As the economy's weighting shifted, we located value in solid companies across a range of industries, including technology, energy, healthcare, and industrial manufacturing. Our tech holdings had strong absolute returns, but our lower weight in the group relative to the S&P 500 meant returns lagged the broader market, even as the portfolio outperformed its value peers. A notable holding, Hewlett Packard, performed strongly as the company took on new leadership, launched an I.P.O. of its medical businesses, and refocused its core computer and printing operations. At the same time, our investment in many well-managed, globally diversified, industrial companies proved advantageous; in the aftermath of the turmoil in foreign markets late in 1998, many of these companies saw an upswing in profitability as business conditions improved. As well, restructuring continued to be a central theme during 1999. Procter & Gamble announced a stunning plan to reorganize its far-flung consumer products and health care businesses into more efficient global business units, and investors applauded the move even as they shunned many other consumer company stocks.

International equities outperformed the S&P 500 for the first time since 1994, with the MSCI EAFE Index advancing 27.0%. As a result of corporate reform and economic recovery, Japanese equities rose over 60%, while European equities, furthered by a wave of hostile bids and a growing equity culture, posted solid gains.

The bond market was testy throughout the year, suffering amid rising interest rates and negative returns. These conditions were spurred, in part, by rising inflation expectations, which contributed to three Federal Reserve monetary policy tightenings. At the same time, investor demand for fixed-income securities remained lukewarm in an environment of relatively low interest rates and high equity returns. In the near future, Federal Reserve monetary policy moves will continue to dominate market activity, although absolute returns should improve.

As traditional companies continue to absorb the latest technology into their operations, it is logical that technology and tech-related companies will profit. But the largest gains in financial productivity will be reaped by traditional companies once the new technology is in place. The wisest strategy for the new era is one that shuns neither tech nor tradition, but which finds the relative value within each sector based on Lazard's thorough analyses of individual companies and an understanding of the global market in which companies now compete.

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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS

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LAZARD RETIREMENT EQUITY PORTFOLIO

Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


          COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EQUITY
              PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX

[LINE CHART OMITTED]

                         Lazard Retirement
                         Equity Portfolio                      S&P 500
                    --------------------------              --------------
3/18/98                      10000                             10000
3-98                         10230                             10154.4
4-98                         10309.8                           10256.5
5-98                         10250                             10080.1
Jun-98                       10409.9                           10489.6
7-98                         10199.6                           10377.8
8-98                         9029.72                           8874.62
Sep-98                       9299.71                           9443.39
10-98                        10219.5                           10211.5
11-98                        10599.6                           10830.7
Dec-98                       11088.7                           11455
1-99                         11319.3                           11934.3
2-99                         10978.6                           11563.8
Mar-99                       11390.3                           12026.9
4-99                         12022.5                           12492.9
5-99                         11962.4                           12198.7
Jun-99                       12403.4                           12875.7
7-99                         12121.9                           12474
8-99                         11820                             12411.6
Sep-99                       11197.1                           12072.2
10-99                        11720.3                           12836.1
11-99                        11780.6                           13097
Dec-99                       11993.8                           13868.5


LAZARD RETIREMENT SMALL CAP PORTFOLIO

Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

[LINE CHART OMITTED]

             COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT
                 SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX

                             Lazard Retirement
                            Small Cap Portfolio                 Russell 2000
                        --------------------------             --------------
11/4/97                          10000                            10000
Nov-97                           9720                             9762.77
Dec-97                           9855.83                          9933.62
Jan-98                           9855.83                          9776.87
Feb-98                           10567                            10499.8
Mar-98                           10957.6                          10932.8
Apr-98                           10957.6                          10993.2
May-98                           10446.8                          10401.2
Jun-98                           10186.7                          10423
Jul-98                           9475.62                          9579.25
Aug-98                           8285.48                          7719.15
Sep-98                           8505.88                          8323.25
Oct-98                           8936.27                          8662.67
Nov-98                           9376.83                          9116.51
Dec-98                           9539.05                          9680.64
Jan-99                           9348.27                          9809.39
Feb-99                           8847.2                           9014.83
Mar-99                           8817.12                          9155.46
Apr-99                           9758.79                          9975.79
May-99                           10239.9                          10121.4
Jun-99                           10690.6                          10579.1
Jul-99                           10600.8                          10289.3
Aug-99                           10209.6                          9908.46
Sep-99                           9899.22                          9910.44
Oct-99                           9508.69                          9950.77
Nov-99                           9608.92                          10544.6
Dec-99                           10027.9                          11738.3


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Lazard Retirement International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies (those whose total market value is more than $1 billion) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                      COMPARISON OF $10,000 INVESTMENT IN
              LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO AND
THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX

[LINE CHART OMITTED]

                         Lazard Retirment
                International Equity Portfolio                 MSCI EAFE
                ------------------------------                 ---------

9/1/98                     10,000.00                           10,000.00
Sep-98                      9,620.00                            9,693.00
Oct-98                     10,310.14                           10,703.01
Nov-98                     10,930.19                           11,251.00
Dec-98                     11,230.11                           11,695.87
Jan-99                     11,209.90                           11,660.78
Feb-99                     10,909.48                           11,383.26
Mar-99                     11,269.49                           11,857.94
Apr-99                     11,780.00                           12,338.66
May-99                     11,350.03                           11,703.59
Jun-99                     11,819.92                           12,159.87
Jul-99                     12,160.33                           12,521.02
Aug-99                     12,410.23                           12,566.72
Sep-99                     12,370.02                           12,693.40
Oct-99                     12,639.68                           13,168.78
Nov-99                     12,800.21                           13,626.33
Dec-99                     13,634.78                           14,849.97
                            $ 13,635                            $ 14,850


LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

Lazard Retirement Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


                      COMPARISON OF $10,000 INVESTMENT IN
                LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO AND
     THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS (FREE) INDEX

[LINE CHART OMITTED]

                             Lazard Retirement                 MSCI Emerging
                       Emerging Markets Portfolio              Markets (Free)
                       --------------------------              --------------
11/4/97                          10000                            10000
Nov-97                           9360                             9180
Dec-97                           9529.38                          9401.22
Jan-98                           9027.31                          8663.88
Feb-98                           9880.83                          9568.18
Mar-98                           10403                            9983.4
Apr-98                           10362.8                          9874.65
May-98                           9107.64                          8521.42
Jun-98                           8494.69                          7627.56
Jul-98                           8755.48                          7869.4
Aug-98                           6104.32                          5594.04
Sep-98                           6576.19                          5948.9
Oct-98                           7098.33                          6575.33
Nov-98                           7630.71                          7122.19
Dec-98                           7351.66                          7018.97
Jan-99                           6855.42                          6905.97
Feb-99                           6885.58                          6972.95
Mar-99                           7857.83                          7891.99
Apr-99                           8718.42                          8868.07
May-99                           8486.07                          8816.49
Jun-99                           9488.61                          9817.09
Jul-99                           9154.61                          9550.06
Aug-99                           8991.66                          9636.95
Sep-99                           8657.17                          9310.81
Oct-99                           8809.02                          9509.07
Nov-99                           9681.11                          10361.7
Dec-99                           11181.7                          11679.7


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE TABLE

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


                                                          AVERAGE ANNUAL             CUMULATIVE TOTAL
                                                     TOTAL RETURNS FOR PERIODS     RETURNS FOR PERIODS
                                                      ENDED DECEMBER 31, 1999    ENDED DECEMBER 31, 1999
                                                     -------------------------   ------------------------
                                                         ONE          SINCE          ONE         SINCE
                                                        YEAR       INCEPTION*       YEAR       INCEPTION*
                                                     ----------   ------------   ----------   -----------
Lazard Retirement Equity Portfolio                      8.16%        10.68%          8.16%       19.94%
Standard & Poor's 500 Stock Index**                    21.04%        20.09%         21.04%       38.68%
Lazard Retirement Small Cap Portfolio                   5.13%         0.13%          5.13%        0.28%
Russell 2000 Index**                                   21.26%         7.68%         21.26%       17.38%
Lazard Retirement International Equity Portfolio       21.41%        26.16%         21.41%       36.35%
MSCI EAFE Index**                                      26.96%        34.52%         26.96%       48.50%
Lazard Retirement Emerging Markets Portfolio           52.09%         5.31%         52.09%       11.82%
MSCI Emerging Markets (Free) Index**                   66.41%         7.46%         66.41%       16.80%


NOTES TO PERFORMANCE TABLE

* Performance is measured from March 18, 1998 for Lazard Retirement Equity Portfolio, from November 4, 1997 for Lazard Retirement Small Cap Portfolio and Lazard Retirement Emerging Markets Portfolio, and from September 1, 1998 for Lazard Retirement International Equity Portfolio.

   The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses, the Portfolio's total return would have been lower.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of Lazard Retirement Series, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.


** The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 2000 Index is composed of 2,000 common stocks of U.S. companies. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE Index) is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the United States. The MSCI Emerging Markets (Free) Index is comprised of emerging market securities in countries open to non-local investors.

   This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO
COMMON STOCKS--99.0%
AEROSPACE & DEFENSE--2.7%
 United Technologies Corp. .............................      1,160   $   75,400
                                                                      ----------
BANKING & FINANCIAL SERVICES--16.4%
 Bank of America Corp. .................................        953       47,829
 Bank of New York Company, Inc. ........................      1,890       75,600
 Chase Manhattan Corp. .................................      1,120       87,010
 Citigroup, Inc. .......................................      1,395       77,509
 Federal National Mortgage
   Association .........................................        900       56,194
 FleetBoston Financial Corp. ...........................      1,580       55,004
 The Hartford Financial Services
   Group, Inc. .........................................      1,390       65,851
                                                                      ----------
                                                                         464,997
                                                                      ----------
BREWERY--1.9%
 Heineken NV ADR .......................................      1,117       54,210
                                                                      ----------
CHEMICALS & PLASTICS--3.3%
 Du Pont (E.I.) De Nemours & Co. .......................      1,425       93,872
                                                                      ----------
COMPUTERS & BUSINESS EQUIPMENT--12.2%
 Compaq Computer Corp. .................................      2,100       56,831
 Hewlett-Packard Co. ...................................      1,000      113,937
 International Business Machines Corp. .................        990      106,920
 NCR Corp. (a) .........................................      1,820       68,933
                                                                      ----------
                                                                         346,621
                                                                      ----------
DIVERSIFIED--2.8%
 Minnesota Mining &
   Manufacturing Co. ...................................        800       78,300
                                                                      ----------
DRUGS & HEALTH CARE--12.2%
 Amgen, Inc. (a) .......................................      1,320       79,283
 Aventis SA ADR ........................................        948       53,917
 Johnson & Johnson .....................................        960       89,400
 Merck & Company, Inc. .................................      1,180       79,134
 Pharmacia & Upjohn, Inc. ..............................      1,000       45,000
                                                                      ----------
                                                                         346,734
                                                                      ----------
FOOD & BEVERAGES--5.7%
 Cadbury Schweppes PLC ADR .............................      1,650       39,909
 Diageo PLC ADR ........................................      1,000       32,000
 PepsiCo, Inc. .........................................      2,560       90,240
                                                                      ----------
                                                                         162,149
                                                                      ----------

HOTELS & RESTAURANTS--3.4%
 McDonald's Corp. ......................................      2,370       95,540
                                                                      ----------
HOUSEHOLD PRODUCTS--2.9%
 Procter & Gamble Co. ..................................        750       82,172
                                                                      ----------
INSURANCE--3.7%
 Aetna, Inc. ...........................................      1,050       58,603
 Allstate Corp. ........................................      1,920       46,080
                                                                      ----------
                                                                         104,683
                                                                      ----------
MANUFACTURING--3.6%
 General Electric Co. ..................................        665      102,909
                                                                      ----------
MULTIMEDIA--2.5%
 Gannett Company, Inc. .................................        855       69,736
                                                                      ----------
OIL & GAS--5.6%
 BP Amoco PLC ADR ......................................        900       53,381
 Chevron Corp. .........................................        600       51,975
 Royal Dutch Petroleum Co. NY Shares ...................        900       54,394
                                                                      ----------
                                                                         159,750
                                                                      ----------
PAPER PRODUCTS--2.4%
 Kimberly-Clark Corp. ..................................      1,040       67,860
                                                                      ----------
RETAIL--2.7%
 Federated Department Stores, Inc. (a) .................      1,500       75,844
                                                                      ----------
SERVICES--2.4%
 First Data Corp. ......................................      1,400       69,037
                                                                      ----------
TELECOMMUNICATIONS--12.6%
 Alcatel SA ADR ........................................      1,600       72,000
 AT&T Corp. ............................................      1,990      100,993
 Bell Atlantic Corp. ...................................      1,670      102,809
 SBC Communications, Inc. ..............................      1,684       82,095
                                                                      ----------
                                                                         357,897
                                                                      ----------
TOTAL COMMON STOCKS
 (Identified cost $2,456,344) ..........................               2,807,711
                                                                      ----------
TOTAL INVESTMENTS
 (Identified cost $2,456,344) (b) ......................       99.0%  $2,807,711
CASH AND OTHER ASSETS IN EXCESS
   OF LIABILITIES ......................................        1.0       27,554
                                                           --------   ----------
NET ASSETS .............................................      100.0%  $2,835,265
                                                           ========   ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO
COMMON STOCKS--89.6%
AEROSPACE & DEFENSE--1.3%
 AAR Corp. .............................................      2,000   $   35,875
                                                                      ----------
AUTO PARTS--1.8%
 Pennzoil-Quaker State Co. .............................      3,300       33,619
 Tower Automotive, Inc. (a) ............................        900       13,894
                                                                      ----------
                                                                          47,513
                                                                      ----------
BANKING & FINANCIAL SERVICES--7.8%
 Astoria Financial Corp. ...............................        800       24,350
 Enhance Financial Services
   Group, Inc. .........................................      1,900       30,875
 Hudson United Bancorp .................................      1,545       39,494
 Independence Community Bank Corp. .....................      3,000       37,500
 Southwest Bancorporation of Texas,
   Inc. (a) ............................................      2,200       43,588
 Staten Island Bancorp, Inc. ...........................      1,900       34,200
                                                                      ----------
                                                                         210,007
                                                                      ----------
BUILDING & CONSTRUCTION--0.3%
 Granite Construction, Inc. ............................        500        9,219
                                                                      ----------
BUSINESS SERVICES AND SUPPLIES--8.8%
 ACNielsen Corp. (a) ...................................      1,600       39,400
 Acxiom Corp. (a) ......................................        700       16,800
 American Management Systems,
   Inc. (a) ............................................      1,100       34,513
 CDI Corp. (a) .........................................      1,000       24,125
 Gartner Group, Inc., Class A ..........................        900       13,725
 Interim Services, Inc. (a) ............................      1,300       32,175
 The Standard Register Co. .............................      1,400       27,125
 United Stationers, Inc. (a) ...........................      1,800       51,412
                                                                      ----------
                                                                         239,275
                                                                      ----------
CHEMICALS & PLASTICS--1.0%
 H.B. Fuller Co. .......................................        500       27,969
                                                                      ----------
COMMERCIAL SERVICES--0.4%
 InaCom Corp. (a) ......................................      1,500       10,969
                                                                      ----------
COMPUTERS & BUSINESS EQUIPMENT--8.4%
 Bell & Howell Co. (a) .................................      1,300       41,356
 Electronics for Imaging, Inc. (a) .....................        300       17,438
 Mentor Graphics Corp. (a) .............................      4,000       52,750
 Quantum Corporation-Hard Disk
   Drive (a) ...........................................      5,600       38,850
 Storage Technology Corp. (a) ..........................      1,500       27,656
 Tektronix, Inc. .......................................      1,300       50,537
                                                                      ----------
                                                                         228,587
                                                                      ----------

CONTAINERS--1.3%
 American National Can Group, Inc. .....................      2,800       36,400
                                                                      ----------
DRUGS & HEALTH CARE--2.5%
 AmeriSource Health Corp., Class A (a) .................      2,800       42,525
 West Pharmaceutical Services, Inc. ....................        800       24,750
                                                                      ----------
                                                                          67,275
                                                                      ----------
ELECTRICAL EQUIPMENT--1.4%
 Anixter International, Inc. (a) .......................      1,900       39,188
                                                                      ----------
ELECTRONICS--2.0%
 KEMET Corp. (a) .......................................        300       13,519
 Sensormatic Electronics Corp. (a) .....................      2,400       41,850
                                                                      ----------
                                                                          55,369
                                                                      ----------
FOOD & BEVERAGES--5.8%
 American Italian Pasta Co., Class A (a) ...............      1,200       36,900
 Flowers Industries, Inc. ..............................      1,800       28,688
 Ralcorp Holdings, Inc. (a) ............................      2,600       51,837
 Whitman Corp. .........................................      2,900       38,969
                                                                      ----------
                                                                         156,394
                                                                      ----------
GAS EXPLORATION--1.4%
 Barrett Resources Corp. (a) ...........................      1,250       36,797
                                                                      ----------
HOMEBUILDERS--0.8%
 Toll Brothers, Inc. (a) ...............................      1,100       20,488
                                                                      ----------
HOTELS & RESTAURANTS--0.8%
 Prime Hospitality Corp. (a) ...........................      2,400       21,150
                                                                      ----------
HOUSEHOLD APPLIANCES &
   HOME FURNISHINGS--4.4%
 Bassett Furniture Industries, Inc. ....................      1,100       17,600
 Ethan Allen Interiors, Inc. ...........................        900       28,856
 Furniture Brands International, Inc. (a) ..............      1,300       28,600
 Harman International Industries, Inc. .................        800       44,900
                                                                      ----------
                                                                         119,956
                                                                      ----------
INDUSTRIAL & MACHINERY--3.6%
 Applied Power, Inc., Class A ..........................        700       25,725
 JLG Industries, Inc. ..................................      2,800       44,625
 Regal-Beloit Corp. ....................................      1,300       26,812
                                                                      ----------
                                                                          97,162
                                                                      ----------
INSURANCE--6.0%
 Arthur J. Gallagher & Co. .............................        700       45,325
 Everest Reinsurance Holdings, Inc. ....................      1,900       42,394
 E. W. Blanch Holdings, Inc. ...........................        400       24,500
 Radian Group, Inc. ....................................        479       22,872
 Renaissance Re Holdings Ltd. ..........................        700       28,612
                                                                      ----------
                                                                         163,703
                                                                      ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO (CONTINUED)
LEISURE TIME--1.0%
 Vail Resorts, Inc. (a) ................................      1,500   $   26,906
                                                                      ----------
MEDICAL PRODUCTS--3.8%
 Invacare Corp. ........................................      1,700       34,106
 Varian Medical Systems, Inc. (a) ......................      2,300       68,569
                                                                      ----------
                                                                         102,675
                                                                      ----------
MEDICAL SUPPLIES--1.7%
 DENTSPLY International, Inc. ..........................      1,900       44,888
                                                                      ----------
MULTIMEDIA--2.1%
 The Ackerley Group, Inc. ..............................      3,100       56,187
                                                                      ----------
OIL & GAS--2.3%
 Devon Energy Corp. ....................................        900       29,588
 Helmerich & Payne, Inc. ...............................      1,450       31,628
                                                                      ----------
                                                                          61,216
                                                                      ----------
PAPER PRODUCTS--0.9%
 Chesapeake Corp. ......................................        800       24,400
                                                                      ----------
PHOTOGRAPHY--1.2%
 Polaroid Corp. ........................................      1,700       31,981
                                                                      ----------
PRINTING--1.1%
 Bowne & Company, Inc. .................................      2,300       31,050
                                                                      ----------
PUBLISHING--5.0%
 Banta Corp. ...........................................      1,200       27,075
 Houghton Mifflin Co. ..................................      1,000       42,187
 Pulitzer, Inc. ........................................      1,000       40,312
 R. H. Donnelley Corp. (a) .............................      1,300       24,538
                                                                      ----------
                                                                         134,112
                                                                      ----------
REAL ESTATE--1.0%
 FelCor Lodging Trust, Inc. ............................      1,600       28,000
                                                                      ----------
RETAIL--5.8%
 Borders Group, Inc. (a) ...............................      3,200       51,400
 CompUSA, Inc. (a) .....................................      2,600       13,325
 Great Atlantic & Pacific Tea Company,
   Inc .................................................      1,400       39,025
 Pier 1 Imports, Inc. ..................................      2,500       15,937
 The Men's Wearhouse, Inc. (a) .........................        600       17,625
 The Wet Seal, Inc. Class A (a) ........................      1,600       19,600
                                                                      ----------
                                                                         156,912
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
 Allen Telecom, Inc. (a) ...............................      3,200       37,000
                                                                      ----------

TRANSPORTATION--1.4%
 CNF Transportation, Inc. ..............................      1,100       37,950
                                                                      ----------
UTILITIES--1.1%
 Avista Corp. ..........................................      1,900       29,331
                                                                      ----------
TOTAL COMMON STOCKS
 (Identified cost $2,373,521) ..........................               2,425,904
                                                                      ----------

                                                           PRINCIPAL
                                                             AMOUNT
                                                             (000)
                                                           ---------
REPURCHASE AGREEMENT--6.8%
 State Street Bank and Trust Company,
   3.00%, 01/03/00, (Dated 12/31/99,
   collateralized by $160,000 United
   States Treasury Note, 11.875%,
   11/15/03, with a value of $191,200)
   (Identified cost $185,000) ..........................   $    185      185,000
                                                                      ----------
TOTAL INVESTMENTS
 (Identified cost $2,558,521) (b) ......................       96.4%  $2,610,904
CASH AND OTHER ASSETS IN EXCESS
   OF LIABILITIES ......................................        3.6       97,835
                                                           --------   ----------

NET ASSETS .............................................      100.0%  $2,708,739
                                                           ========   ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--89.4%
AUSTRALIA--1.7%
 Broken Hill Proprietary Company, Ltd. .................      8,330   $  109,378
                                                                      ----------
DENMARK--1.5%
 Tele Danmark A/S ......................................      1,290       95,848
                                                                      ----------
FINLAND--1.3%
 MeritaNordbanken OYJ ..................................      2,900       17,090
 UPM-Kymmene OYJ .......................................      1,650       66,485
                                                                      ----------
 TOTAL FINLAND .........................................                  83,575
                                                                      ----------
FRANCE--12.5%
 Alcatel ...............................................        650      149,289
 Aventis SA ............................................      1,940      112,761
 Axa ...................................................        600       83,650
 Banque Nationale de Paris .............................      1,025       94,580
 Compagnie de Saint Gobain .............................        350       65,825
 Compagnie Generale des
   Etablissements Michelin, Class B ....................        735       28,876
 Suez Lyonnaise des Eaux SA ............................        350       56,094
 Total Fina SA, Class B ................................        843      112,519
 Vivendi ...............................................        970       87,600
                                                                      ----------
 TOTAL FRANCE ..........................................                 791,194
                                                                      ----------
GERMANY--9.7%
 Allianz AG ............................................        233       78,276
 Aventis SA (a) ........................................        581       33,734
 Celanese AG (a) .......................................          7          128
 DaimlerChrysler AG ....................................        925       71,935
 Deutsche Lufthansa AG .................................      3,020       70,275
 Deutsche Telekom AG ...................................        580       41,307
 Metro AG ..............................................      1,293       69,554
 Siemens AG ............................................      1,005      127,864
 Thyssen Krupp AG (a) ..................................      1,850       56,374
 Veba AG ...............................................      1,225       59,541
                                                                      ----------
 TOTAL GERMANY .........................................                 608,988
                                                                      ----------
HONG KONG--1.5%
 HSBC Holdings PLC ADR .................................      1,300       92,787
                                                                      ----------
ITALY--2.3%
 ENI SpA (a) ...........................................     10,150       55,826
 San Paolo-IMI-SpA .....................................      3,850       52,318
 Telecom Italia SpA ....................................      5,610       34,190
                                                                      ----------
 TOTAL ITALY ...........................................                 142,334
                                                                      ----------
JAPAN--23.5%
 Asahi Breweries, Ltd. .................................      5,000       54,713
 Canon, Inc. ADR .......................................      2,910      118,037
 Fuji Bank, Ltd. .......................................      6,000       58,315
 Industrial Bank of Japan, Ltd. ........................      7,000       67,486
 Japan Tobacco, Inc. ...................................          6       45,923
 Kao Corp. ADR .........................................        270       76,894
 Nintendo Company, Ltd. ADR ............................      2,600       53,439
 Nippon Telegraph & Telephone
   Corp. ADR ...........................................      1,005       86,556
 Nissan Motor Company, Ltd. (a) ........................     15,000       59,019
 NTT Mobile Communications
   Network, Inc. .......................................          5      192,326
 Orix Corp. ............................................        700      157,717
 Promise Company, Ltd. .................................        700       35,627
 Sankyo Company, Ltd. ..................................      2,000       41,108
 Sony Corp. ADR ........................................        805      229,224
 Sumitomo Trust & Banking
   Company, Ltd. .......................................     12,000       81,041
 TDK Corp. ADR .........................................        930      125,841
                                                                      ----------
 TOTAL JAPAN ...........................................               1,483,266
                                                                      ----------
NETHERLANDS--3.8%
 Heineken NV ...........................................      1,395       68,042
 ING Groep NV ..........................................      1,480       89,363
 Philips Electronics NV ................................        590       80,236
                                                                      ----------
 TOTAL NETHERLANDS .....................................                 237,641
                                                                      ----------
PORTUGAL--1.0%
 Portugal Telecom SA ...................................      5,600       61,432
                                                                      ----------
SINGAPORE--2.2%
 Oversea-Chinese Banking
   Corporation, Ltd. ...................................      8,050       73,951
 United Overseas Bank, Ltd. ADR ........................      3,812       67,271
                                                                      ----------
 TOTAL SINGAPORE .......................................                 141,222
                                                                      ----------
SPAIN--4.2%
 Endesa SA .............................................      3,995       79,320
 Telefonica SA .........................................      7,362      183,920
                                                                      ----------
 TOTAL SPAIN ...........................................                 263,240
                                                                      ----------
SWEDEN--2.7%
 Electrolux AB, Series B ...............................      3,005       75,575
 Nordbanken Holding AB .................................      3,870       22,741
 Svenska Handelsbanken AB, Series A ....................      4,180       52,563
 Volvo AB, Series B ....................................        835       21,589
                                                                      ----------
 TOTAL SWEDEN ..........................................                 172,468
                                                                      ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
(CONTINUED)
SWITZERLAND--3.5%
 ABB Ltd. (a) ..........................................        730   $   89,284
 Roche Holding AG ADR ..................................        634       74,857
 Zurich Allied AG ......................................         96       54,744
                                                                      ----------
 TOTAL SWITZERLAND .....................................                 218,885
                                                                      ----------
UNITED KINGDOM--18.0%
 Allied Zurich PLC .....................................      3,355       39,561
 AstraZeneca Group PLC .................................      1,902       79,019
 BP Amoco PLC ..........................................      8,340       84,187
 British Aerospace PLC .................................     11,600       76,261
 British American Tobacco PLC ..........................      7,180       40,592
 British Energy PLC ....................................      5,886       33,823
 Cadbury Schweppes PLC .................................      6,690       40,308
 Diageo PLC ............................................      6,875       54,860
 GKN PLC ...............................................      1,805       29,564
 Granada Group PLC .....................................      8,670       87,529
 Great Universal Stores PLC ............................      6,495       37,769
 Halifax Group PLC .....................................      5,510       60,166
 Imperial Chemical Industries PLC ......................      5,950       62,856
 Invensys PLC ..........................................     10,190       53,875
 National Westminster Bank PLC .........................      2,655       57,039
 Prudential PLC ........................................      3,320       64,783
 Reed International PLC ................................      8,535       64,108
 Royal & Sun Alliance Insurance
   Group PLC ...........................................      7,668       57,472
 SmithKline Beecham PLC ................................      3,020       38,294
 Tesco PLC .............................................      9,270       28,151
 Unilever PLC ..........................................      6,104       44,862
                                                                      ----------
 TOTAL UNITED KINGDOM ..................................               1,135,079
                                                                      ----------

TOTAL COMMON STOCKS
 (Identified cost $5,190,714) ..........................               5,637,337
                                                                      ----------


                                                          PRINCIPAL
                                                           AMOUNT
DESCRIPTION                                                 (000)       VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--15.1%
 State Street Bank and Trust Company,
   3.00%, 01/03/00, (Dated 12/31/99,
   collateralized by $965,000 United
   States Treasury Note, 6.250%,
   05/31/00, with a value of $972,238)
   (Identified cost $953,000) ..........................  $    953   $  953,000
                                                                     ----------
TOTAL INVESTMENTS
 (Identified cost $6,143,714) (b) ......................     104.5%  $6,590,337
LIABILITIES IN EXCESS OF CASH AND
   OTHER ASSETS ........................................      (4.5)    (282,609)
                                                          --------   ----------

NET ASSETS .............................................     100.0%  $6,307,728
                                                          ========   ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
COMMON STOCKS--76.2%
ARGENTINA--1.1%
 Quilmes Industrial Quinsasa SA ADR ....................     4,300   $   51,331
                                                                     ----------
BRAZIL--4.9%
 Companhia Cervejaria Brahma ADR .......................     5,300       74,200
 Companhia Energetica de Minas
   Gerais ADR ..........................................     1,797       40,579
 Embratel Participacoes SA ADR .........................     1,900       51,775
 Souza Cruz SA .........................................     7,500       55,466
                                                                     ----------
 TOTAL BRAZIL ..........................................                222,020
                                                                     ----------
CHILE--2.6%
 AFP Provida SA ADR ....................................     3,100       66,650
 Quinenco SA ADR .......................................     3,860       42,942
 Santa Isabel SA ADR ...................................       850        8,288
                                                                     ----------
 TOTAL CHILE ...........................................                117,880
                                                                     ----------
CROATIA--0.1%
 Pliva d.d. GDR (c) ....................................       400        5,324
                                                                     ----------
GREECE--1.2%
 Hellenic Telecommunications
   Organization SA ADR .................................     3,000       35,812
 Hellenic Telecommunications
   Organization SA .....................................       833       19,726
                                                                     ----------
 TOTAL GREECE ..........................................                 55,538
                                                                     ----------
HONG KONG--3.9%
 China Telecom (Hong Kong), Ltd.
   ADR (a) .............................................       620       79,709
 Guangshen Railway, Ltd. ADR ...........................     2,500       13,906
 Jiangsu Expressway Company, Ltd. ......................    86,000       14,050
 Shenzhen Expressway Co. ...............................    84,000       13,292
 Yue Yuen Industrial Holdings ..........................    24,000       57,117
                                                                     ----------
 TOTAL HONG KONG .......................................                178,074
                                                                     ----------
HUNGARY--2.0%
 Magyar Olaj-es Gazipari RT ............................     2,000       41,574
 Magyar Tavkozlesi RT. ADR .............................     1,340       48,240
                                                                     ----------
 TOTAL HUNGARY .........................................                 89,814
                                                                     ----------
INDIA--6.4%
 Hindalco Industries, Ltd. GDR .........................     3,700       86,025
 Larsen & Toubro, Ltd. GDR (c) .........................     2,200       72,600
 Mahanagar Telephone Nigam, Ltd.
   GDR (c) .............................................     6,200       70,370
 State Bank of India GDR (c) ...........................     5,200       61,880
                                                                     ----------
 TOTAL INDIA ...........................................                290,875
                                                                     ----------
INDONESIA--1.9%
 Gulf Indonesia Resources, Ltd. (a) ....................     2,300       18,687
 PT Hanjaya Mandala Sampoerna
   Tbk (a) .............................................    14,500       36,886
 PT Indah Kiat Pulp & Paper Corp. (a) ..................    78,000       30,698
                                                                     ----------
 TOTAL INDONESIA .......................................                 86,271
                                                                     ----------
ISRAEL--4.1%
 Bank Hapoalim .........................................    13,600       42,359
 ECI Telecom, Ltd. ADR .................................     2,100       66,412
 Partner Communications Company,
   Ltd., ADR (a) .......................................     2,100       54,338
 Supersol, Ltd. ADR ....................................     1,520       25,840
                                                                     ----------
 TOTAL ISRAEL ..........................................                188,949
                                                                     ----------
MALAYSIA--0.8%
 Jaya Tiasa Holdings Berhad ............................    21,000       38,408
                                                                     ----------
MEXICO--16.9%
 Carso Global Telecom (a) ..............................     8,800       82,660
 Cemex SA de CV, ADR Warrants
   12/13/02 (a) ........................................       187          771
 Cemex SA de CV ADR (a) ................................     3,002       83,681
 Fomento Economico Mexicano SA
   de CV ADR ...........................................     1,600       71,200
 Grupo Financiero Banamex Accival
   SA de CV (a) ........................................    30,500      122,322
 Grupo Financiero Banorte SA de
   CV (a) ..............................................    18,000       27,166
 Grupo Industrial Maseca SA de
   CV ADR ..............................................     5,800       42,050
 Grupo Iusacell SA de CV ADR (a) .......................     3,100       46,306
 Grupo Televisa SA (a) .................................     1,640      111,930
 Kimberly-Clark de Mexico SA de CV .....................     6,800       26,554
 Panamerican Beverages, Inc., Class A ..................     1,745       35,882
 Pepsi-Gemex SA de CV GDR (a) ..........................     4,800       30,900
 Telefonos de Mexico SA ADR ............................       370       41,625
 Tubos de Acero de Mexico SA ADR .......................     3,700       50,181
                                                                     ----------
 TOTAL MEXICO ..........................................                773,228
                                                                     ----------
PERU--1.1%
 Credicorp, Ltd. .......................................     1,600       19,200
 Telefonica del Peru SAA ADR ...........................     2,420       32,368
                                                                     ----------
 TOTAL PERU ............................................                 51,568
                                                                     ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
(CONTINUED)
PHILIPPINES--3.1%
 Benpres Holdings Corp. (a) ............................   321,000    $   48,588
 Manila Electric Co. ...................................     8,700        24,826
 Philippine Long Distance Telephone
   Co. ADR .............................................     2,570        66,499
                                                                      ----------
 TOTAL PHILIPPINES .....................................                 139,913
                                                                      ----------
POLAND--0.9%
 Bank Handlowy W. Warszawie
   GDR (c) .............................................     2,600        39,000
                                                                      ----------
SOUTH AFRICA--8.3%
 ABSA Group, Ltd. ......................................     9,800        43,945
 Impala Platinum Holdings, Ltd. ........................     1,600        64,728
 Liberty Life Association of Africa, Ltd. ..............     2,100        24,224
 Naspers, Ltd. .........................................     4,400        41,462
 Old Mutual PLC (a) ....................................    14,200        38,764
 Sanlam, Ltd. ..........................................    32,100        44,851
 Sasol, Ltd. ...........................................     5,000        42,161
 South African Breweries PLC (U.K.) ....................     2,500        25,239
 South African Breweries PLC ...........................     5,100        51,870
                                                                      ----------
 TOTAL SOUTH AFRICA ....................................                 377,244
                                                                      ----------
SOUTH KOREA--14.3%
 Hanvit Bank GDR (a), (c) ..............................     3,900        24,960
 Hyundai Electronics Industries Co. (a) ................       400         8,490
 Kookmin Bank ..........................................     3,390        53,141
 Korea Electric Power Corp. ............................     2,200        68,199
 Korea Telecom Corp., ADR ..............................       700        52,325
 Pohang Iron & Steel Company, Ltd. .....................       200        23,338
 Pohang Iron & Steel Company, Ltd.
   ADR .................................................     1,000        35,000
 Samsung Electronics Co. GDR (c) .......................     1,496       181,390
 SK Telecom Company, Ltd. ADR ..........................     5,361       205,734
                                                                      ----------
 TOTAL SOUTH KOREA .....................................                 652,577
                                                                      ----------
TAIWAN--0.7%
 China Steel Corp. GDR .................................     2,100        30,660
                                                                      ----------
THAILAND--0.4%
 Bangkok Expressway Public
   Company, Ltd. (a) ...................................    42,000        20,072
                                                                      ----------
TURKEY--0.7%
 Yapi ve Kredi Bankasi AS ..............................  1,021,000       31,530
                                                                      ----------
VENEZUELA--0.8%
 Compania Anonima Nacional
   Telefonos de Venezuela ADR ..........................       900        22,162
 Mavesa SA ADR .........................................     5,100        15,619
                                                                      ----------
 TOTAL VENEZUELA .......................................                  37,781
                                                                      ----------
TOTAL COMMON STOCKS
 (Identified cost $2,835,769) ..........................               3,478,057
                                                                      ----------
PREFERRED STOCKS--9.6%
BRAZIL--9.2%
 Banco Itau SA .........................................  1,041,000       89,319
 Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar ADR .............................     2,580        83,366
 Companhia Paranaense de
   Energia-Copel ADR ...................................     6,100        56,806
 Companhia Riograndense Telecom ........................    92,100        28,550
 Tele Norte Leste Participacoes SA ADR .................     3,000        76,500
 Tele Sudeste Celular Participacoes
   SA ADR ..............................................     1,400        54,338
 Telesp Participacoes SA ADR ...........................  1,327,315       31,227
                                                                      ----------
 TOTAL BRAZIL ..........................................                 420,106
                                                                      ----------
COLOMBIA--0.4%
 Banco Ganadero SA ADR .................................     2,550        20,081
                                                                      ----------
 TOTAL PREFERRED STOCKS
 (Identified cost $360,907) ............................                 440,187
                                                                      ----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                         ---------
REPURCHASE AGREEMENT--12.7%
 State Street Bank and Trust Company,
   3.00%, 01/03/00, (Dated 12/31/99,
   collateralized by $590,000 United
   States Treasury Note, 5.625%,
   04/30/00, with a value of $595,163)
   (Identified cost $580,000) ..........................  $    580       580,000
                                                                      ----------
TOTAL INVESTMENTS
 (Identified cost $3,776,676) (b) ......................      98.5%   $4,498,244
CASH AND OTHER ASSETS IN EXCESS
   OF LIABILITIES ......................................       1.5        69,257
                                                          --------    ----------

NET ASSETS .............................................     100.0%   $4,567,501
                                                          ========    ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

                                                      AGGREGATE        AGGREGATE           NET
                                                        GROSS            GROSS          UNREALIZED
                                     AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                               COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
--------------------------------   -------------   --------------   --------------   ---------------
 Retirement Equity                  $2,461,434        $466,858         $120,581          $346,277
 Retirement Small Cap                2,558,339         238,475          185,910            52,565
 Retirement International Equity     6,207,087         541,190          157,940           383,250
 Retirement Emerging Markets         3,783,688         867,772          153,216           714,556


(c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities amounted to $455,524 or 10.0% of the net assets of Retirement Emerging Markets Portfolio.


Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:


                                                LAZARD          LAZARD
                                              RETIREMENT      RETIREMENT
                                            INTERNATIONAL      EMERGING
                                                EQUITY         MARKETS
                                              PORTFOLIO       PORTFOLIO
                                           ---------------   -----------
INDUSTRY
Aerospace & Defense ....................          1.2%             --%
Automotive .............................          3.3              --
Banking & Financial Services ...........         18.0            14.0
Brewery ................................          2.0             4.4
Broadcasting ...........................           --             2.5
Chemicals & Plastics ...................          1.0              --
Commercial Services ....................          1.4              --
Conglomerates ..........................           --             4.6
Construction & Materials ...............          1.0             2.7
Consumer Goods .........................          0.7              --
Cosmetics & Toiletries .................          1.2              --
Drugs & Health Care ....................          6.0             0.1
Electrical Equipment ...................          9.9              --
Electronics ............................          1.3             4.2
Food & Beverages .......................          2.0             4.5
Forest Products ........................          1.1              --
Household Products .....................          1.2              --
Industrial Construction ................           --             1.0
Insurance ..............................          6.0             2.4
Leisure/Entertainment ..................          1.4              --
Manufacturing ..........................          5.2              --
Metals .................................           --             3.3
Oil & Gas ..............................          4.0             2.2
Paper Products .........................           --             1.3
Petroleum Equipment & Services .........          1.7              --
Printing ...............................           --             0.9
Publishing .............................          1.0              --
Railroad ...............................           --             0.3
Repurchase Agreement ...................         15.1            12.7
Retail .................................          1.7             3.6
Steel ..................................           --             3.0
Telecommunications .....................         11.0            19.6
Telecommunications Equipment ...........           --             1.5
Telephone ..............................           --             3.5
Tobacco ................................          1.4             2.0
Toys & Amusement .......................          0.9              --
Transportation-Air .....................          1.1              --
Utilities ..............................          2.7             4.2
                                                -----            ----
Total Investments ......................        104.5%           98.5%
                                                =====            ====


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                                      LAZARD          LAZARD
                                                                       LAZARD         LAZARD        RETIREMENT      RETIREMENT
                                                                     RETIREMENT     RETIREMENT    INTERNATIONAL      EMERGING
                                                                       EQUITY        SMALL CAP        EQUITY         MARKETS
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                   -------------- -------------- --------------- ---------------
ASSETS
Investments in securities, at value (cost $2,456,344,
 $2,373,521, $5,190,714, and $3,196,676 respectively).............   $2,807,711    $ 2,425,904     $5,637,337     $  3,918,244
Repurchase Agreements, at value ..................................           --        185,000        953,000          580,000
Cash .............................................................       10,559            903            689              124
Foreign currency (cost $0, $0, $40,320, and $213,
 respectively) ...................................................           --             --         40,516              213
Receivables for:
 Dividends and interest ..........................................        4,159          1,563          2,066            7,621
 Capital stock sold ..............................................           --         40,855         70,284               --
Due from Manager .................................................       45,451         57,681         87,067           75,205
Deferred organizational costs ....................................       10,142          9,309         12,885            9,309
                                                                     ----------    -----------     ----------     ------------
Total assets .....................................................    2,878,022      2,721,215      6,803,844        4,590,716
                                                                     ----------    -----------     ----------     ------------
LIABILITIES
Payables for:
 Investments purchased ...........................................           --             --        466,481               --
 Capital stock repurchased .......................................       32,778             --            818              139
Accrued directors' fees payable ..................................        3,665          3,665          3,665            3,665
Accrued distribution fees payable ................................          555            482            900              786
Other accrued expenses and payables ..............................        5,759          8,329         24,252           18,625
                                                                     ----------    -----------     ----------     ------------
Total liabilities ................................................       42,757         12,476        496,116           23,215
                                                                     ----------    -----------     ----------     ------------
Net assets .......................................................    2,835,265      2,708,739      6,307,728        4,567,501
                                                                     ==========    ===========     ==========     ============
NET ASSETS
Paid in capital ..................................................    2,513,865      2,695,341      5,845,483        3,826,750
Undistributed (distributions in excess of)
 investment income-net ...........................................           --            374        (14,069)          (3,500)
Unrealized appreciation (depreciation) on:
 Investments-net .................................................      351,367         52,383        446,623          721,568
 Foreign currency-net ............................................           --             --            728               32
Accumulated realized gain (loss)-net .............................      (29,967)       (39,359)        28,963           22,651
                                                                     ----------    -----------     ----------     ------------
Net assets .......................................................   $2,835,265    $ 2,708,739     $6,307,728     $  4,567,501
                                                                     ==========    ===========     ==========     ============
Shares of capital stock outstanding* .............................      245,950        275,707        467,494          414,824
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........   $    11.53    $      9.82     $    13.49     $      11.01

*$0.001 par value, 500,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                          LAZARD            LAZARD
                                                        LAZARD          LAZARD          RETIREMENT        RETIREMENT
                                                      RETIREMENT      RETIREMENT      INTERNATIONAL        EMERGING
                                                        EQUITY         SMALL CAP          EQUITY           MARKETS
                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     ------------   --------------   ---------------   ---------------
INVESTMENT INCOME
INCOME:
 Interest ........................................    $     191         $6,358         $    7,122          $1,854
 Dividends .......................................       48,699        24,913              21,372               36,378
                                                      ---------     ---------          ----------      ---------------
Total investment income* .........................       48,890        31,271              28,494               38,232
                                                      ---------     ---------          ----------      ---------------
EXPENSES:
 Management fees .................................       20,979        15,911               9,907               18,802
 Administration fees .............................       38,059        37,924              37,765               37,876
 Distribution fees ...............................        6,993         5,304               3,302                4,701
 Custodian fees ..................................        8,310        19,716              50,886               43,532
 Professional services ...........................       32,867        30,378              27,365               29,265
 Registration fees ...............................           53           423               1,399                1,037
 Shareholders' services ..........................       12,713        13,160              12,362               13,006
 Directors' fees and expenses ....................       12,285        12,285              12,285               12,285
 Shareholders' reports ...........................       20,973        15,954              10,647               14,827
 Amortization of organizational expenses .........        3,562         3,300               4,522                3,300
 Other ...........................................          778           832                 531                1,778
                                                      ---------     ---------          ----------      ---------------
Total expenses before fees waived and expenses
 reimbursed ......................................      157,572       155,187             170,971              180,409
 Management fees waived and expenses
 reimbursed ......................................      (81,834)      (88,996)           (114,835)           (109,411)
 Administration fees waived ......................      (37,500)      (37,500)            (37,500)            (37,500)
 Expense reductions ..............................       (1,114)         (787)             (1,339)             (2,571)
                                                      ---------     ---------          ----------      ---------------
 Expenses-net ....................................       37,124        27,904              17,297              30,927
                                                      ---------     ---------          ----------      ---------------
INVESTMENT INCOME--NET ...........................       11,766         3,367              11,197               7,305
                                                      ---------     ---------          ----------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN
 CURRENCY--NET
 Realized gain (loss) on:
  Investments--net ...............................       63,497        57,830              54,483              87,094
  Foreign currency--net ..........................           --            --              (1,251)             (4,088)
 Change in net unrealized appreciation
 (depreciation) on:
  Investments--net ...............................      133,198        30,863             399,570           1,046,285
  Foreign currency--net ..........................           --            --                 729                  49
                                                      ---------     ---------          ----------      ---------------
Realized and unrealized gain (loss) on invest-
 ments and foreign currency--net .................      196,695        88,693             453,531           1,129,340
                                                      ---------     ---------          ----------      ---------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .................................    $ 208,461     $  92,060          $  464,728       $  1,136,645
                                                      =========     =========          ==========      ===============
*Net of foreign withholding taxes of: ............    $   1,340     $      --          $    2,220       $      3,077
                                                      =========     =========          ==========      ===============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     LAZARD RETIREMENT EQUITY PORTFOLIO
                                                                                     -----------------------------------
                                                                                                            PERIOD ENDED
                                                                                          YEAR ENDED        DECEMBER 31,
                                                                                      DECEMBER 31, 1999        1998**
                                                                                     -------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................       $   11,766         $    3,231
 Realized gain (loss) on investments and foreign currency--net ...................           63,497             (2,724)
 Change in unrealized appreciation (depreciation)--net ...........................          133,198            218,169
                                                                                         ----------         ----------
Net increase (decrease) in net assets resulting from operations ..................          208,461            218,676
                                                                                         ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net .....................................................          (11,766)            (3,231)
 From realized gains--net ........................................................          (68,216)                --
 In excess of investment income--net .............................................           (3,863)            (2,008)
 In excess of realized gains--net ................................................          (17,679)            (3,082)
                                                                                         ----------         ----------
Net decrease in net assets resulting from distributions ..........................         (101,524)            (8,321)
                                                                                         ----------         ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales .........................................................          951,097          2,442,944
 Net proceeds from reinvestment of distributions .................................          101,522              8,321
 Cost of shares redeemed .........................................................         (837,312)          (148,599)
                                                                                         ----------         ----------
Net increase (decrease) in net assets from capital stock transactions ............          215,307          2,302,666
                                                                                         ----------         ----------
Total increase (decrease) in net assets ..........................................          322,244          2,513,021
Net assets at beginning of period ................................................        2,513,021                 --
                                                                                         ----------         ----------
Net assets at end of period* .....................................................       $2,835,265         $2,513,021
                                                                                         ==========         ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period .......................................          227,507                 --
                                                                                         ----------         ----------
 Shares sold .....................................................................           81,270            242,014
 Shares issued to shareholders from reinvestment of distributions ................            8,995                776
 Shares repurchased ..............................................................          (71,822)           (15,283)
                                                                                         ----------         ----------
 Net increase (decrease) .........................................................           18,443            227,507
                                                                                         ----------         ----------
 Shares outstanding at end of period .............................................          245,950            227,507
                                                                                         ==========         ==========
 *Includes undistributed (distributions in excess of) investment income--net .....       $       --         $       --
                                                                                         ==========         ==========



**Portfolio commenced operations on March 18, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                                      LAZARD RETIREMENT SMALL CAP PORTFOLIO
                                                                                     ----------------------------------------
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                      DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                     -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................      $      3,367           $   (1,783)
 Realized gain (loss) on investments and foreign currency--net ...................            57,830              (55,446)
 Change in unrealized appreciation (depreciation)--net ...........................            30,863               30,724
                                                                                        ------------           ----------
Net increase (decrease) in net assets resulting from operations ..................            92,060              (26,505)
                                                                                        ------------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net .....................................................            (3,367)                (270)
 From realized gains--net ........................................................           (42,556)                  --
 In excess of investment income--net .............................................              (585)                (247)
 In excess of realized gains--net ................................................                --                   --
                                                                                        ------------           ----------
Net decrease in net assets resulting from distributions ..........................           (46,508)                (517)
                                                                                        ------------           ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales .........................................................         1,969,581            1,618,594
 Net proceeds from reinvestment of distributions .................................            46,507                  517
 Cost of shares redeemed .........................................................        (1,057,288)            (479,176)
                                                                                        ------------           ----------
Net increase (decrease) in net assets from capital stock transactions ............           958,800            1,139,935
                                                                                        ------------           ----------
Total increase (decrease) in net assets ..........................................         1,004,352            1,112,913
Net assets at beginning of period ................................................         1,704,387              591,474
                                                                                        ------------           ----------
Net assets at end of period* .....................................................      $  2,708,739           $1,704,387
                                                                                        ============           ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period .......................................           179,072               60,099
                                                                                        ------------           ----------
 Shares sold .....................................................................           201,446              172,507
 Shares issued to shareholders from reinvestment of distributions ................             4,958                   56
 Shares repurchased ..............................................................          (109,769)             (53,590)
                                                                                        ------------           ----------
 Net increase (decrease) .........................................................            96,635              118,973
                                                                                        ------------           ----------
 Shares outstanding at end of period .............................................           275,707              179,072
                                                                                        ============           ==========
 *Includes undistributed (distributions in excess of) investment income--net .....      $        374           $       --
                                                                                        ============           ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                                       LAZARD RETIREMENT INTERNATIONAL EQUITY
                                                                                                     PORTFOLIO
                                                                                     ------------------------------------------
                                                                                          YEAR ENDED           PERIOD ENDED
                                                                                      DECEMBER 31, 1999     DECEMBER 31, 1998**
                                                                                     -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................       $   11,197              $   (625)
 Realized gain (loss) on investments and foreign currency--net ...................           53,232                (3,290)
 Change in unrealized appreciation (depreciation)--net ...........................          400,299                47,052
                                                                                         ----------              --------
Net increase (decrease) in net assets resulting from operations ..................          464,728                43,137
                                                                                         ----------              --------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net .....................................................          (11,197)                   --
 From realized gains--net ........................................................          (24,823)                   --
 In excess of investment income--net .............................................          (14,166)                   --
                                                                                         ----------              --------
Net decrease in net assets resulting from distributions ..........................          (50,186)                   --
                                                                                         ----------              --------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales .........................................................        5,417,457               469,985
 Net proceeds from reinvestment of distributions .................................           50,185                    --
 Cost of shares redeemed .........................................................          (87,052)                 (526)
                                                                                         ----------              --------
Net increase (decrease) in net assets from capital stock transactions ............        5,380,590               469,459
                                                                                         ----------              --------
Total increase (decrease) in net assets ..........................................        5,795,132               512,596
Net assets at beginning of period ................................................          512,596                    --
                                                                                         ----------              --------
Net assets at end of period* .....................................................       $6,307,728              $512,596
                                                                                         ==========              ========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period .......................................           45,638                    --
                                                                                         ----------              --------
 Shares sold .....................................................................          425,219                45,686
 Shares issued to shareholders from reinvestment of distributions ................            3,863                    --
 Shares repurchased ..............................................................           (7,226)                  (48)
                                                                                         ----------              --------
 Net increase (decrease) .........................................................          421,856                45,638
                                                                                         ----------              --------
 Shares outstanding at end of period .............................................          467,494                45,638
                                                                                         ==========              ========
 *Includes undistributed (distributions in excess of) investment income--net .....       $  (14,069)             $ (1,825)
                                                                                         ==========              ========
 **Portfolio commenced operations on September 1, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                                        LAZARD RETIREMENT EMERGING MARKETS
                                                                                                    PORTFOLIO
                                                                                     ----------------------------------------
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                      DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                     -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................       $    7,305            $   10,479
 Realized gain (loss) on investments and foreign currency--net ...................           83,006               (66,175)
 Change in unrealized appreciation (depreciation)--net ...........................        1,046,334              (249,436)
                                                                                         ----------            ----------
Net increase (decrease) in net assets resulting from operations ..................        1,136,645              (305,132)
                                                                                         ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net .....................................................           (8,982)              (10,051)
 In excess of investment income--net .............................................             (432)                   --
                                                                                         ----------            ----------
Net decrease in net assets resulting from distributions ..........................           (9,414)              (10,051)
                                                                                         ----------            ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales .........................................................        2,442,484               242,183
 Net proceeds from reinvestment of distributions .................................            9,413                10,051
 Cost of shares redeemed .........................................................         (260,995)             (116,698)
                                                                                         ----------            ----------
Net increase (decrease) in net assets from capital stock transactions ............        2,190,902               135,536
                                                                                         ----------            ----------
Total increase (decrease) in net assets ..........................................        3,318,133              (179,647)
Net assets at beginning of period ................................................        1,249,368             1,429,015
                                                                                         ----------            ----------
Net assets at end of period* .....................................................       $4,567,501            $1,249,368
                                                                                         ==========            ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period .......................................          172,204               150,628
                                                                                         ----------            ----------
 Shares sold .....................................................................          269,490                32,741
 Shares issued to shareholders from reinvestment of distributions ................              911                 1,440
 Shares repurchased ..............................................................          (27,781)              (12,605)
                                                                                         ----------            ----------
 Net increase (decrease) .........................................................          242,620                21,576
                                                                                         ----------            ----------
 Shares outstanding at end of period .............................................          414,824               172,204
                                                                                         ==========            ==========
 *Includes undistributed (distributions in excess of) investment income--net .....       $   (3,500)           $      654
                                                                                         ==========            ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD RETIREMENT EQUITY PORTFOLIO

                                                                 FOR THE PERIOD
                                                    YEAR ENDED    3/18/98* TO
                                                    12/31/1999     12/31/1998
                                                    ----------   --------------
Net asset value, beginning of period .............   $ 11.05        $ 10.00
                                                     -------        -------
Income (loss) from investment operations:
 Net investment income (loss) ....................      0.06           0.02
 Net realized and unrealized gain (loss) .........      0.83           1.06
                                                     -------        -------
 Total from investment operations ................      0.89           1.08
                                                     -------        -------
Less distributions from and in excess of:
 Net investment income ...........................     (0.06)         (0.02)
 Net realized gain ...............................     (0.35)         (0.01)
                                                     -------        -------
 Total distributions .............................     (0.41)         (0.03)
                                                     -------        -------
Net asset value, end of period ...................   $ 11.53        $ 11.05
                                                     =======        =======
TOTAL RETURN (A) .................................      8.2  %        10.9  %
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (in thousands) .........   $ 2,835        $ 2,513
Ratios to average net assets:
 Net expenses (b) ................................      1.33%          1.50%
 Gross expenses (b) ..............................      5.63%         21.32%
 Net investment income (b) .......................      0.42%          0.53%
Portfolio turnover rate ..........................        35%            40%


LAZARD RETIREMENT SMALL CAP PORTFOLIO

                                                               YEAR ENDED             FOR THE PERIOD
                                                     -----------------------------     11/4/97* TO
                                                      12/31/1999      12/31/1998        12/31/1997
                                                     ------------   --------------   ---------------
Net asset value, beginning of period .............     $  9.52        $   9.84          $  10.00
                                                       -------        --------          --------
Income (loss) from investment operations:
 Net investment income (loss) ....................        0.02              --              0.02
 Net realized and unrealized gain (loss) .........        0.46           (0.32)            (0.16)
                                                       -------        --------          --------
 Total from investment operations ................        0.48           (0.32)            (0.14)
                                                       -------        --------          --------
Less distributions from and in excess of:
 Net investment income ...........................       (0.02)             --             (0.02)
 Net realized gain ...............................       (0.16)             --                --
                                                       -------        --------          --------
 Total distributions .............................       (0.18)             --             (0.02)
                                                       -------        --------          --------
Net asset value, end of period ...................     $  9.82        $   9.52          $   9.84
                                                       =======        ========          ========
TOTAL RETURN (A) .................................         5.1%           (3.2)%            (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (in thousands) .........     $ 2,709         $ 1,704           $   591
Ratios to average net assets:
 Net expenses (b) ................................        1.32%           1.50%             1.50%
 Gross expenses (b) ..............................        7.31%          16.20%            52.55%
 Net investment income (b) .......................        0.16%          (0.18)%            0.71%
Portfolio turnover rate ..........................          73%             61%                0%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

                                                                 FOR THE PERIOD
                                                     YEAR ENDED    9/1/98* TO
                                                     12/31/1999    12/31/1998
                                                     ----------  --------------
Net asset value, beginning of period .............    $ 11.23       $ 10.00
                                                      -------       -------
Income (loss) from investment operations:
 Net investment income (loss) ....................       0.08         (0.04)
 Net realized and unrealized gain (loss) .........       2.32          1.27
                                                      -------       -------
 Total from investment operations ................       2.40          1.23
                                                      -------       -------
Less distributions from and in excess of:
 Net investment income ...........................      (0.07)           --
 Net realized gain ...............................      (0.07)           --
                                                      -------       -------
 Total distributions .............................      (0.14)           --
                                                      -------       -------
Net asset value, end of period ...................    $ 13.49       $ 11.23
                                                      =======       =======
TOTAL RETURN (A) .................................       21.4%         12.3%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (in thousands) .........    $ 6,308       $   513
Ratios to average net assets:
 Net expenses (b) ................................       1.31%         1.60%
 Gross expenses (b) ..............................      12.94%        48.67%
 Net investment income (b) .......................       0.85%        (0.58)%
Portfolio turnover rate ..........................         22%            7%

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

                                                              YEAR ENDED            FOR THE PERIOD
                                                     ---------------------------     11/4/97* TO
                                                      12/31/1999     12/31/1998       12/31/1997
                                                     ------------   ------------   ---------------
Net asset value, beginning of period .............     $  7.26        $  9.49          $ 10.00
                                                       -------        -------          -------
Income (loss) from investment operations:
 Net investment income (loss) ....................        0.02           0.06             0.04
 Net realized and unrealized gain (loss) .........        3.76          (2.23)           (0.51)
                                                       -------        -------         --------
 Total from investment operations ................        3.78          (2.17)           (0.47)
                                                       -------        -------         --------
Less distributions from and in excess of:
 Net investment income ...........................       (0.03)         (0.06)           (0.04)
 Net realized gain ...............................          --             --               --
                                                       -------        -------         --------
 Total distributions .............................       (0.03)         (0.06)           (0.04)
                                                       -------        -------         --------
Net asset value, end of period ...................     $ 11.01        $  7.26         $   9.49
                                                       =======        =======         ========
TOTAL RETURN (A) .................................        52.1%         (22.9)%           (4.7)%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (in thousands) .........     $ 4,568        $ 1,249         $  1,429
Ratios to average net assets:
 Net expenses (b) ................................        1.64%          1.80%            1.80%
 Gross expenses (b) ..............................        9.59%         14.37%           23.17%
 Net investment income (b) .......................        0.39%          0.83%            1.96%
Portfolio turnover rate ..........................          45%            44%               0%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 * Commencement of operations


(a) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been waived and/or reimbursed by the Investment Manager and/or the Administrator during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

Lazard Retirement Series, Inc. (the "Fund") was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of nine portfolios (each referred to as a "Portfolio"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Currently, only the following four portfolios, each of which is "non-diversified", as defined in the Act, are being offered: Lazard Retirement Equity Portfolio ("Equity Portfolio"), Lazard Retirement Small Cap Portfolio ("Small Cap Portfolio"), Lazard Retirement International Equity Portfolio ("International Equity Portfolio") and Lazard Retirement Emerging Markets Portfolio ("Emerging Markets Portfolio"). Equity Portfolio commenced operations on March 18, 1998; International Equity Portfolio commenced operations on September 1, 1998; Small Cap Portfolio and Emerging Markets Portfolio each commenced operations on November 4, 1997. The other five portfolios have issued 20,001 shares at $10 per share, but had not commenced operations at December 31, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Non-cash dividends, in which security shares are received, are included in dividend income and are valued at the security's opening price per share on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(C) REPURCHASE AGREEMENTS--In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Portfolio may suffer a loss.

(D) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. International Equity Portfolio and Emerging Markets Portfolio (the "Eligible Portfolios") may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce an Eligible Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(E) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 1999, the following Portfolios have elected to defer net capital and currency losses arising between November 1, 1999 and December 31, 1999, as follows:

PORTFOLIO                  AMOUNT
----------------------   ----------
Equity                   $25,229
Small Cap                 38,687
International Equity         407
Emerging Markets           2,776

(F) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare and to pay dividends annually from net investment income on shares of Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net, realized gains--net, and paid in capital.

As a result of these book/tax differences, the Portfolios made the following reclassifications to the capital accounts for the year ended December 31, 1999:

                                     INCREASE (DECREASE)
                     ---------------------------------------------------
                                          UNDISTRIBUTED
                                           INVESTMENT       ACCUMULATED
                                             INCOME        REALIZED GAIN
PORTFOLIO             PAID IN CAPITAL      (LOSS)-NET       (LOSS)-NET
==================   -----------------   --------------   --------------
Equity                   $ (2,155)          $  3,863      $(1,708)
Small Cap                  (1,631)               959          672
International
   Equity                  (3,173)             1,922        1,251
Emerging Markets           (1,851)            (2,045)       3,896

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(I) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(J) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:

PORTFOLIO                 ANNUAL RATE
----------------------   -------------
Equity                        0.75%
Small Cap                     0.75
International Equity          0.75
Emerging Markets              1.00


The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets:

                                 ANNUAL
ANNUAL                    OPERATING EXPENSES*
----------------------   ---------------------
Equity                            1.25%
Small Cap                         1.25
International Equity              1.25
Emerging Markets                  1.60

* Effective May 1, 1999 annual operating expense limits were reduced as follows: Equity Portfolio from 1.50% to 1.25%, Small Cap Portfolio from 1.50% to 1.25%, International Equity Portfolio from 1.60% to 1.25% and Emerging Markets Portfolio from 1.80% to 1.60%.

For the year ended December 31, 1999, the Manager waived, in entirety, its management fee, and, in addition, reimbursed expenses as follows:

                                          REIMBURSED
PORTFOLIO                 WAIVED FEES      EXPENSES
---------                 -----------    -----------
Equity                   $20,979           $60,855
Small Cap                 15,911            73,085
International Equity       9,907           104,928
Emerging Markets          18,802            90,609

The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to $1 billion and 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio until February 29, 2000 or until each Portfolio reaches net assets of $50 million, whichever comes first.

The Fund has a distribution agreement with Lazard Freres & Co. LLC (the "Distributor"). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides each Portfolio with distribution services pursuant to a separate Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from each Portfolio. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. Each Portfolio will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of each Portfolio for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if a shareholder invests directly through the Distributor. Usually the fees are paid to external organizations, such as 401(k) alliance sponsors, discount brokers and bank trust departments, who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each Director who is not an employee or an affiliated person of the Manager its allocated portion of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and The Lazard Funds, Inc., a related party, and reimburses them for travel and out of pocket expenses.

Effective January 1, 2000, each Director who is not an employee or an affiliated person of the Manager will be paid a quarterly fee of $7,500, plus $2,500 per meeting

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

attended for the Fund and The Lazard Funds, Inc. and will be reimbursed for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and The Lazard Funds, Inc. will also receive an annual fee of $5,000.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the year ended December 31, 1999 were as follows:

PORTFOLIO                  PURCHASES         SALES
----------------------   -------------   ------------
Equity                   $1,112,394      $ 962,614
Small Cap                 2,230,450      1,433,864
International Equity      5,025,917        302,350
Emerging Markets          2,495,884        779,721

For the year ended December 31, 1999, brokerage commissions were paid to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios as follows:

                          COMMISSIONS
PORTFOLIO                    PAID
----------------------   ------------
Equity                   $1,822
Small Cap                   213
International Equity         40
Emerging Markets              2

================================================================================
LAZARD RETIREMENT SERIES, INC.
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Lazard Retirement Series, Inc.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Lazard Retirement Series, Inc. [comprised of Lazard Retirement Equity Portfolio (commenced operations on March 18, 1998), Lazard Retirement Small Cap Portfolio, Lazard Retirement International Equity Portfolio (commenced operations on September 1, 1998) and Lazard Retirement Emerging Markets Portfolio] as of December 31, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended or the period from commencement of operations to December 31, 1999 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting Lazard Retirement Series, Inc. as of December 31, 1999, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended or the period from commencement of operations to December 31, 1999 and the financial highlights for the periods presented in conformity with generally accepted accounting principles.


                                                      ANCHIN, BLOCK & ANCHIN LLP


New York, New York
January 31, 2000

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 887-4929
http://www.lazardfunds.com


INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 887-4929


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455


INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com


LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

LAZARD
Retirement Series

           30 Rockefeller Plaza
           New York, New York 10112
           Telephone (800) 887-4929
           http://www.lazardfunds.com



This report is for the information of the stockholders of Lazard
Retirement Series, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.